Net Defined Benefit Liability (Asset) - Summary Of Current Service Cost, Net Interest Income, Loss (Gain) On The Curtailment Or Settlement And Remeasurements (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of postemployment benefits expense recognized in net income and total comprehensive income [Abstract]
Current service cost		₩ 132,302	₩ 166,741	₩ 178,416
Net interest income (expense)		(18,867)	(1,678)	(1,113)
Cost recognized in net income		113,435	165,063	177,303
Remeasurements	[1]	107,962	(342,096)	(89,751)
Cost recognized in total comprehensive income		221,397	(177,033)	87,552
Retirement benefit service costs defined contribution plans		₩ 6,217	₩ 4,240	₩ 4,494

[1]	Amount before tax